LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2015
Gain/(Loss) on sale of assets and deferred gains [Abstract]
Gain (loss) on sale of assets and deferred gains

(in thousands of $)	2015	2014	2013
Net loss on sale of vessels	2,062	—	—
Loss on sale of newbuilding contracts	8,858	—	—
Amortization of deferred gains	(132)	—	—
	10,788	—	—